Summary of Significant Accounting Policies - Property and equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Depreciation and amortization expense (excluding intangibles amortization)			$ 10,600,000	$ 6,500,000
Property, Plant and Equipment [Line Items]
Depreciation, Amortization and Accretion, Net	$ 3,500,000	$ 2,200,000
Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life			2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life			5 years
Charging stations and digital media screens | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Charging stations and digital media screens | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years		10 years
Capitalized research and development equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years		2 years
Capitalized research and development equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Computers and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years
Computers and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Furniture
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years		2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Capitalized software
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Other operating expense	$ 300,000	$ 100,000	$ 1,900,000	$ 16,100